UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITY—2.3%
U.S. Treasury Note
0.500%, 9/30/16	$3,500		$3,494
2.000%, 2/15/25	8,355		8,167

TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $11,725)			11,661

MUNICIPAL BONDS—0.6%
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600		610

Massachusetts—0.5%
Massachusetts Clean Water Trust (The) Taxable 5.000%, 2/1/45	1,955		2,238

TOTAL MUNICIPAL BONDS (Identified Cost $2,901)			2,848

FOREIGN GOVERNMENT SECURITIES—0.4%
Mongolia 144A 5.125%, 12/5/22(4)	410		328
Republic of Costa Rica
144A 4.375%, 4/30/25(4)	265		224
144A 7.000%, 4/4/44(4)	335		281
Republic of El Salvador 144A 6.375%, 1/18/27(4)	490		416
United Mexican States 4.750%, 3/8/44	905	MXN	824

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $2,358)			2,073

MORTGAGE-BACKED SECURITIES—9.5%
Agency—3.7%
FHLMC
5.000%, 7/1/35	276		305
5.000%, 12/1/35	717		798
6.000%, 6/1/37	383		436
3.500%, 11/1/44	730		752
4.000%, 2/1/45	1,196		1,264
3.500%, 3/1/45	760		784
3.000%, 5/1/45	2,190		2,187
FNMA
6.000%, 5/1/17	6		6
4.000%, 7/1/19	8		8
6.000%, 12/1/32	57		65
6.000%, 11/1/34	512		582

	PAR VALUE	VALUE
Agency—(continued)
5.500%, 4/1/36	$8	$9
5.500%, 9/1/36	267	300
6.500%, 5/1/37	425	485
6.000%, 9/1/37	16	19
5.000%, 3/1/38	254	286
5.500%, 4/1/38	194	224
5.500%, 6/1/38	312	349
6.000%, 8/1/38	142	163
5.000%, 9/1/39	310	347
5.500%, 9/1/39	1,541	1,718
4.500%, 9/1/40	629	692
3.500%, 8/1/42	951	983
3.500%, 12/1/42	862	891
3.000%, 3/1/43	766	765
3.000%, 5/1/43	445	446
3.000%, 5/1/43	2,103	2,106
3.000%, 8/1/45	371	371
3.500%, 8/1/45	1,142	1,179
3.500%, 8/1/45	519	535

		19,055

Non-Agency—5.8%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(4)	590	589
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	615	610
15-SFR1, A 144A 3.467%, 4/17/52(4)	919	902
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.285%, 6/25/33(3)	410	389
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	480	487
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(4)	225	220
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(3)	195	193
05-1, 1A1 5.500%, 2/25/35	315	318
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	214	217
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1 AF5A 5.159%, 7/25/35(3)	695	687

1

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.613%, 5/25/34(3)	$636	$632
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,451	1,523
Citigroup Commercial Mortgage Trust 07-C6, A4 5.898%, 12/10/49(3)	650	672
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.988%, 12/10/49(3)	830	860
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	695	691
CSMC Mortgage-Backed Trust 06-8 6.000%, 10/25/21	454	439
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.626%, 8/10/44(3)(4)	555	576
Finnish Real Estate Management Federation (FREMF) Mortgage Trust 144A 3.389%, 7/25/22(3)(4)	55	48
Freddie Mac Structured Agency Credit Risk Debt Notes
15-DNA3, M2 3.271%, 4/25/28(3)	250	249
3.221%, 5/25/28(3)	250	250
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(3)	896	921
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	162	166
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	264	264
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PWR13, AM 5.582%, 9/11/41(3)	500	511
07- PW17, A4 5.694%, 6/11/50(3)	1,989	2,074
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	479	492
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	388	403
06-LDP9, A3 5.336%, 5/15/47	1,057	1,077
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.594%, 9/25/34(3)	537	545
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	433	439

	PAR VALUE	VALUE
Non-Agency—(continued)
Morgan Stanley - Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	$685	$674
15-C26, 4.412%, 10/15/48	300	289
Morgan Stanley Capital I Trust
07-T27, A4 5.821%, 6/11/42(3)	1,249	1,305
08-T29, A4 6.461%, 1/11/43(3)	1,595	1,697
07-IQ14, AM 5.681%, 4/15/49(3)	466	474
07-IQ14, A4 5.692%, 4/15/49(3)	900	923
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	470	465
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	646	658
Novastar Home Equity Loan 04-4, M5 2.147%, 3/25/35(3)	545	528
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	513	520
Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/25/55(3)	413	419
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(3)(4)	329	336
15-1, A1 144A 3.500%, 1/25/45(3)(4)	586	584
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	443	438
15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	597	588
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(3)(4)	315	341
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	1,550	1,585
15-LC20, B 3.719%, 4/15/50	460	436
WinWater Mortgage Loan Trust 14-1, A1 144A 3.964%, 6/20/44(3)(4)	315	323

		30,027

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $48,635)		49,082

ASSET-BACKED SECURITIES—2.0%
AmeriCredit Automobile Receivables Trust
12-3, C 2.420%, 5/8/18	834	837
14-1, D 2.540%, 6/8/20	705	704
Avis Budget Rental Car Funding LLC (AESOP) 11-3A, A 144A 3.410%, 11/20/17(4)	1,195	1,208

2

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	$715	$708
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	606	598
Drive Auto Receivables Trust 15-D, 144A 3.380%, 11/15/21(4)	760	757
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(4)	587	591
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(4)	705	706
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	328	327
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	242	243
12-3, C 3.010%, 4/16/18	411	412
13-1, D 2.270%, 1/15/19	480	480
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	254	253
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(4)	125	125
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	443	436
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(4)	681	677
14-3A, A 144A 3.270%, 11/21/39(4)	517	508
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	811	827

TOTAL ASSET-BACKED SECURITIES (Identified Cost $10,450)		10,397

CORPORATE BONDS AND NOTES—21.0%
Consumer Discretionary—2.7%
Aramark Services Inc. 144A 5.125%, 1/15/24(4)	215	220
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	415	412
Boyd Gaming Corp.
9.000%, 7/1/20	225	240
6.875%, 5/15/23	230	237
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(4)	335	311
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(6)	210	161
CCO Holding Safari LLC 144A 5.750%, 2/15/26(4)	345	347
CCO Holdings LLC 144A 5.125%, 5/1/23(4)	235	236
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	230	230

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(4)	$145	$131
144A 5.125%, 12/15/21(4)	345	312
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	130	131
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	555	515
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(4)	200	199
Delphi Automotive plc 3.150%, 11/19/20	425	424
Grupo Televisa SAB 4.625%, 1/30/26	535	529
Jarden Corp. 144A 5.000%, 11/15/23(4)	70	72
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	850	899
M/I Homes, Inc. 144A 6.750%, 1/15/21(4)	265	262
MDC Holdings, Inc. 5.500%, 1/15/24	540	548
Meritor, Inc. 6.750%, 6/15/21	325	301
MGM Resorts International 6.750%, 10/1/20	500	516
MPG Holdco I, Inc. 7.375%, 10/15/22	435	441
NCL Corp. Ltd. 144A 4.625%, 11/15/20(4)	170	167
New York University 4.142%, 7/1/48	235	220
Numericable Group SA 144A 6.000%, 5/15/22(4)	245	238
Omega US Sub LLC 144A 8.750%, 7/15/23(4)	475	440
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	65	63
Penn National Gaming, Inc. 5.875%, 11/1/21	295	288
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	465	491
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	589
QVC, Inc. 4.375%, 3/15/23	600	570
Scientific Games International, Inc. 6.625%, 5/15/21	295	140
Signet UK Finance plc 4.700%, 6/15/24	630	621
Station Casinos LLC 7.500%, 3/1/21	525	538
Toll Brothers Finance Corp.
4.000%, 12/31/18	115	118
6.750%, 11/1/19	580	641
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	465	454
VTR Finance BV 144A 6.875%, 1/15/24(4)	250	231
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	586

		14,069

Consumer Staples—0.5%
Constellation Brands, Inc. 4.750%, 12/1/25	95	97
Flowers Foods, Inc. 4.375%, 4/1/22	600	624
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	175	171

3

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Staples—(continued)
Reynolds American, Inc. 3.250%, 11/1/22	$610		$603
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	35		36
Safeway, Inc. 7.250%, 2/1/31	335		302
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	475		470
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	423		423

			2,726

Energy—1.8%
Antero Resources Corp. 144A 5.625%, 6/1/23(4)	255		200
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	130		90
CONSOL Energy, Inc. 5.875%, 4/15/22	315		197
Enbridge Energy Partners LP 4.375%, 10/15/20	90		88
Energy Transfer Partners LP
5.200%, 2/1/22	1,295		1,210
5.875%, 1/15/24	480		394
6.500%, 2/1/42	635		517
FTS International, Inc. 6.250%, 5/1/22	185		53
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340		340
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	1,155		1,056
MPLX LP 144A 4.875%, 12/1/24(4)	785		705
Newfield Exploration Co. 5.375%, 1/1/26	465		385
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	460		366
Parker Drilling Co. (The) 7.500%, 8/1/20	485		371
Regency Energy Partners LP 5.875%, 3/1/22	425		401
Rowan Cos., Inc. 4.875%, 6/1/22	555		408
Sabine Oil & Gas Corp. 7.250%, 6/15/19(6)	510		34
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425		395
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	650		614
Weatherford International Ltd. 4.500%, 4/15/22	540		389
Williams Cos., Inc. (The)
3.700%, 1/15/23	950		656
4.550%, 6/24/24	205		143

			9,012

Financials—9.0%
Air Lease Corp. 2.625%, 9/4/18	200		198
Akbank TAS 144A 7.500%, 2/5/18(4)	845	TRY	260

	PAR VALUE	VALUE
Financials—(continued)
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	$820	$843
Ally Financial, Inc. 3.250%, 11/5/18	280	275
American Campus Communities LP 3.350%, 10/1/20	70	70
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590	583
Ares Capital Corp.
4.875%, 11/30/18	80	83
3.875%, 1/15/20	221	225
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595	552
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(4)	530	583
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	730	763
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600	595
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490	459
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	925	934
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(4)	340	336
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900	896
Bancolombia S.A. 5.125%, 9/11/22	580	556
Bank of America Corp.
5.750%, 8/15/16	1,155	1,183
5.625%, 7/1/20	715	795
4.200%, 8/26/24	475	476
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555	592
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	159
Capital One Financial Corp. 4.200%, 10/29/25	540	533
Citigroup, Inc. 4.050%, 7/30/22	600	613
Citizens Financial Group, Inc. 144A 5.500%(3)(4)(7)	475	468
Compass Bank 3.875%, 4/10/25	705	647
Corporate Office Properties LP 3.600%, 5/15/23	610	562
Corrections Corp. of America 5.000%, 10/15/22	945	945
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	395	400
CyrusOne LP / CyrusOne Finance Corp 6.375%, 11/15/22	485	502
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	568

4

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
3.500%, 1/15/21	$385	$382
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	563
Digital Realty Trust LP 5.250%, 3/15/21	540	583
Discover Financial Services, Inc. 3.950%, 11/6/24	570	563
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	485	470
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	586
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	475	466
First Cash Financial Services, Inc. 6.750%, 4/1/21	285	281
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535	592
FS Investment Corp.
4.250%, 1/15/20	525	527
4.750%, 5/15/22	160	155
General Motors Financial Co., Inc.
4.750%, 8/15/17	545	565
3.450%, 4/10/22	85	82
Genworth Holdings, Inc. 4.900%, 8/15/23	575	385
GLP Capital LP (GLP Financing II, Inc.) 5.375%, 11/1/23	15	15
Goldman Sachs Group, Inc. (The) Series D, 6.000%, 6/15/20	595	673
5.750%, 1/24/22	875	995
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	375	363
4.000%, 6/1/25	625	615
Highwoods Realty LP 3.625%, 1/15/23	595	577
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(7)(8)	680	711
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	45	45
5.875%, 2/1/22	450	440
ING Groep NV 6.000%(3)(7)(8)	445	447
Intesa San Paolo SpA 3.125%, 1/15/16	480	480
iStar Financial, Inc. 5.000%, 7/1/19	270	263
Jefferies Group LLC 6.875%, 4/15/21	260	291
JPMorgan Chase & Co. 6.125%, 6/27/17	1,225	1,297
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	423
Kilroy Realty LP 4.375%, 10/1/25	550	557
Kimco Realty Corp. 3.400%, 11/1/22	535	530

	PAR VALUE	VALUE
Financials—(continued)
Korea Finance Corp. 4.625%, 11/16/21	$430	$472
Leucadia National Corp. 5.500%, 10/18/23	460	449
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	600
Lincoln National Corp. 4.200%, 3/15/22	915	957
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	38
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	547
McGraw Hill Financial Inc. 4.000%, 6/15/25	570	572
Morgan Stanley
5.550%, 4/27/17	570	598
5.500%, 7/28/21	300	336
6.375%, 7/24/42	610	754
MPT Operating Partnership LP 5.500%, 5/1/24	275	274
National Retail Properties, Inc. 4.000%, 11/15/25	170	167
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	615
PKO Finance AB 144A 4.630%, 9/26/22(4)(17)	575	599
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	343
5.625%, 6/15/43(3)(8)	1,150	1,176
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	458
Sabra Health Care LP 5.500%, 2/1/21	290	300
Select Income REIT 4.500%, 2/1/25	590	549
Societe Generale SA 144A 4.750%, 11/24/25(4)	535	518
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	499
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	665	653
UBS AG 7.625%, 8/17/22	500	570
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	320
3.250%, 8/15/22	280	273
Voya Financial, Inc. 5.650%, 5/15/53(3)	870	861
Wells Fargo & Co. Series M, 3.450%, 2/13/23	1,150	1,153
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	320	264

		46,491

Health Care—1.8%
AbbVie, Inc. 3.600%, 5/14/25	200	197
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	200	188
5.625%, 2/15/23	30	28
Actavis, Inc. 3.250%, 10/1/22	640	630

5

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Alere, Inc. 144A 6.375%, 7/1/23(4)	$170	$159
Capsugel SA PIK Interest Capitalization 144A, 7.000%, 5/15/19(4)(11)	105	103
Cardinal Health, Inc.
3.200%, 3/15/23	300	296
3.750%, 9/15/25	485	493
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	25	22
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	365	251
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	485	486
Emdeon, Inc. 144A 6.000%, 2/15/21(4)	315	294
Endo Finance LLC 144A 6.000%, 7/15/23(4)	330	330
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	485	526
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	100	101
HCA, Inc. 5.375%, 2/1/25	650	643
HealthSouth Corp.
144A 5.750%, 11/1/24(4)	50	48
144A 5.750%, 9/15/25(4)	345	323
IASIS Healthcare LLC 8.375%, 5/15/19	240	222
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(4)	280	274
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(4)(11)	245	237
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(4)	190	183
144A 5.625%, 10/15/23(4)	480	458
144A 5.500%, 4/15/25(4)	20	19
Mednax Inc. 144A 5.250%, 12/1/23(4)	255	256
Mylan NV 144A 3.000%, 12/15/18(4)	130	130
Owens & Minor, Inc. 3.875%, 9/15/21	110	110
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	240	242
Select Medical Corp. 6.375%, 6/1/21	615	541
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	478	468
Team Health, Inc. 144A 7.250%, 12/15/23(4)	20	21
Tenet Healthcare Corp. 144A 4.012%, 6/15/20(3)(4)	115	113
4.500%, 4/1/21	330	323
8.125%, 4/1/22	260	261
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	60	60

	PAR VALUE	VALUE
Health Care—(continued)
144A 5.500%, 3/1/23(4)	$155	$137
Zoetis, Inc. 3.450%, 11/13/20	130	130

		9,303

Industrials—1.5%
ADT Corp. (The) 6.250%, 10/15/21	705	740
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	465	378
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	188	190
Bombardier, Inc. 144A 4.750%, 4/15/19(4)	355	294
Carpenter Technology Corp. 4.450%, 3/1/23	560	538
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	797	848
99-2, C2 AMBC 6.236%, 3/15/20	408	434
00-1, A1 8.048%, 11/1/20	656	734
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	595	627
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	325	271
Masco Corp.
5.950%, 3/15/22	535	578
4.450%, 4/1/25	190	186
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	514	535
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	225	219
TransDigm, Inc.
6.000%, 7/15/22	345	339
144A 6.500%, 5/15/25(4)	140	136
United Rentals North America, Inc. 5.500%, 7/15/25	480	468

		7,515

Information Technology—0.7%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	612
Fidelity National Information Services, Inc. 3.625%, 10/15/20	190	193
First Data Corp. 144A 5.750%, 1/15/24(4)	160	158
Flextronics International Ltd. 144A 4.750%, 6/15/25(4)	595	579
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(4)	335	334
144A 4.900%, 10/15/25(4)	335	329

6

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
KLA-Tencor Corp. 4.650%, 11/1/24	$585	$589
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(4)	210	195
Verisk Analytics, Inc. 4.000%, 6/15/25	585	568

		3,557

Materials—1.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	810	828
American Builders & Contractors Supply Co., Inc. 144A 5.750%, 12/15/23(4)	45	45
ArcelorMittal 6.125%, 6/1/25	490	359
Berry Plastics Corp. 5.125%, 7/15/23	445	434
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	185
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	465	443
INEOS Group Holdings SA 144A 5.875%, 2/15/19(4)	250	243
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	804
Methanex Corp. 4.250%, 12/1/24	615	547
NewMarket Corp. 4.100%, 12/15/22	649	647
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475	486

		5,021

Telecommunication Services—1.1%
AT&T, Inc. 3.875%, 8/15/21	1,185	1,226
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200	1,283
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	480	398
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240	230
Frontier Communications Corp.
6.250%, 9/15/21	315	269
144A 10.500%, 9/15/22(4)	70	70
Level 3 Financing, Inc. 144A 5.375%, 1/15/24(4)	80	81
Sprint Communications, Inc. 6.000%, 11/15/22	640	461
T-Mobile USA, Inc.
6.731%, 4/28/22	120	125
6.500%, 1/15/24	250	256
6.500%, 1/15/26	265	268
Telefonica Emisiones SAU 4.570%, 4/27/23	510	535
Windstream Corp. 7.750%, 10/15/20	720	609

		5,811

Utilities—0.9%
AmeriGas Partners LP 7.000%, 5/20/22	425	413
Calpine Corp. 5.375%, 1/15/23	372	336

	PAR VALUE	VALUE
Utilities—(continued)
Electricite de France SA 144A 5.250%(3)(4)(7)(8)	$610	$573
Enel SpA 144A 8.750%, 9/24/73(3)(4)(8)	245	280
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630	639
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400	423
NRG Yield Operating LLC 5.375%, 8/15/24	180	150
Southern Power Co. 4.150%, 12/1/25	665	664
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	639
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	275	208
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	455	379

		4,704

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $113,119)		108,209

LOAN AGREEMENTS—2.3%
Consumer Discretionary—0.3%
Caesars Entertainment Operating Co., Inc. Tranche B-7, 11.750%, 1/28/18(6)	152	127
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	182	161
Cirque Du Soleil First Lien, 5.000%, 7/8/22	123	116
El Dorado Resorts, Inc. 4.250%, 7/25/22	106	106
Laureate Education, Inc. 5.000%, 6/15/18	243	203
Marina District Finance Co., Inc. 6.500%, 8/15/18	248	248
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	66	64
Staples, Inc. First Lien, 0.000%, 4/23/21(9)	444	440
U.S. Farathane Corp. 6.750%, 12/23/21	234	232

		1,697

Consumer Staples—0.3%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	354	352
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	465	462
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	309	308
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	340	340

		1,462

Energy—0.2%
Arch Coal, Inc. 6.250%, 5/16/18	492	222

7

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Chelsea Petroleum I LLC 6.750%, 7/22/22	$286	$279
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	356	243
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	181

		925

Financials—0.0%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	206	207

Health Care—0.5%
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	40	38
Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	172	169
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	240	239
Concentra, Inc. First Lien, Tranche B 5.500%, 6/1/22	26	26
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	185	178
Envision Healthcare Corp. Tranche B-2, 4.500%, 10/28/22	51	51
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	198	197
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	240	239
Med Impact Healthcare Systems, Inc. 5.750%, 10/27/22	310	307
MMM Holdings, Inc. 9.750%, 12/12/17(14)	114	75
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(14)	83	55
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	227	223
Onex TSG Holdings II Corp. First Lien, 5.000%, 7/29/22	231	229
RCHP Tranche B-2, 6.000%, 4/23/19	397	380
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	296	293
Second Lien, 8.500%, 11/3/21	96	91

		2,790

Industrials—0.2%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	229	208
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	126	123
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	303	303

	PAR VALUE		VALUE
Industrials—(continued)
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	$355		$323

			957

Information Technology—0.5%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	107		99
Deltek, Inc. First Lien 5.000%, 6/25/22	14		14
First Data Corp.
3.918%, 3/23/18	640		633
4.168%, 7/8/22	571		564
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	315		302
NXP BV (NXP Funding LLC) 3.750%, 12/7/20	402		401
Riverbed Technologies, Inc. 6.000%, 4/25/22	209		209
SS&C Technologies Holdings Europe, S.a.r.l.
Tranche B-1, 4.000%, 7/8/22	141		140
Tranche B-2, 4.083%, 7/8/22	21		21

			2,383

Materials—0.1%
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	162		160
INEOS U.S. Finance LLC 4.250%, 3/31/22	15		15
Polyone Corp. 3.750%, 11/11/22	138		138

			313

Telecommunication Services—0.1%
T-Mobile USA, Inc. Second Lien, 3.500%, 11/9/22	248		248

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	91		91
NRG Energy, Inc. 2.750%, 7/1/18	612		597

			688

TOTAL LOAN AGREEMENTS (Identified Cost $12,460)			11,670

	SHARES		VALUE
PREFERRED STOCKS—1.2%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(10)	594

8

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	450	(10)	$441
Citigroup, Inc. Series N, 5.800%(3)	460	(10)	457
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	345	(10)	343
JPMorgan Chase & Co. Series V, 5.000%(3)	535	(10)	508
JPMorgan Chase & Co. Series Z, 5.300%(3)(7)(8)	110	(10)	110
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(10)	460
SunTrust Bank, Inc. 5.625%(3)(8)	140	(10)	141
Wells Fargo & Co. Series K, 7.980%(3)	730	(10)	758
XLIT Ltd. Series E, 6.50%(3)(7)	730	(10)	530
Zions Bancorp 6.950%(3)	23,200		667

			4,415

Industrials—0.2%
General Electric Co. 4.000%(3)(7)	617	(10)	617
General Electric Co. Series C 4.200%(3)(7)	656	(10)	653

			1,270

TOTAL PREFERRED STOCKS (Identified Cost $6,364)			6,279

COMMON STOCKS—59.1%
Consumer Discretionary—12.6%
Bridgestone Corp. ADR	141,130		2,411
Ctrip.Com International Ltd. ADR(2)	17,690		820
Five Below, Inc.(2)	144,000		4,622
Fuji Heavy Industries Ltd. ADR	46,740		3,855
Goodyear Tire & Rubber Co. (The)	137,000		4,476
Home Depot, Inc. (The)	38,000		5,026
Lear Corp.	39,000		4,790
Mattel, Inc.	85,000		2,309
McDonald’s Corp.	39,000		4,607
Mohawk Industries, Inc.(2)	26,000		4,924
RELX plc Sponsored ADR(16)	125,000		2,229
Royal Caribbean Cruises Ltd.	50,000		5,061
Sony Corp. Sponsored ADR	76,710		1,888
Target Corp.	64,000		4,647
Time Warner, Inc.	66,000		4,268
Toyota Motor Corp. Sponsored ADR	17,660		2,173
Under Armour, Inc. Class A(2)	55,000		4,434
WPP plc Sponsored ADR	22,040		2,529

			65,069

	SHARES	VALUE
Consumer Staples—2.1%
Archer-Daniels-Midland Co.	104,000	$3,815
Marine Harvest ASA Sponsored ADR	175,100	2,308
PepsiCo, Inc.	48,000	4,796

		10,919

Energy—2.8%
Cameco Corp.	129,120	1,592
Columbia Pipeline Partners LP	105,000	1,835
Continental Resources, Inc.(2)(16)	70,000	1,609
Schlumberger Ltd.	40,000	2,790
Statoil ASA Sponsored ADR(16)	99,630	1,391
Valero Energy Corp.	75,000	5,303

		14,520

Financials—10.6%
Aegon NV American Registered Shares	305,680	1,733
Aviva plc Sponsored ADR	144,330	2,195
BlackRock, Inc.	13,600	4,631
Credit Agricole S.A. ADR	331,320	1,942
Deutsche Bank AG(16)	70,590	1,705
Goldman Sachs Group, Inc. (The)	23,900	4,308
Intesa Sanpaolo Sponsored ADR	147,650	2,951
JPMorgan Chase & Co.	72,000	4,754
Lincoln National Corp.	83,000	4,172
Mitsubishi Estate Co. Ltd. ADR	105,750	2,195
ORIX Corp. Sponsored ADR	37,120	2,607
Progressive Corp. (The)	154,000	4,897
Prudential Financial, Inc.	57,000	4,640
Societe Generale SA Sponsored ADR	226,640	2,090
UBS Group AG(2)(16)	247,000	4,784
Wells Fargo & Co.	89,000	4,838

		54,442

Health Care—7.4%
Abbott Laboratories	99,000	4,446
Allergan plc(2)	12,490	3,903
Becton, Dickinson & Co.	30,000	4,623
Biogen, Inc.(2)	15,600	4,779
Gilead Sciences, Inc.	44,000	4,452
HCA Holdings, Inc.(2)	70,000	4,734
Shire plc ADR	11,360	2,329
Teva Pharmaceutical Industries Ltd. Sponsored ADR	33,280	2,185
UnitedHealth Group, Inc.	41,000	4,823

9

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Valeant Pharmaceuticals International, Inc.(2)	19,670	$1,999

		38,273

Industrials—6.2%
Airbus Group Se ADR	89,870	1,513
Alaska Air Group, Inc.	59,000	4,750
Boeing Co. (The)	34,000	4,916
Danaher Corp.	51,000	4,737
Nidec Corp. ADR	116,290	2,121
Southwest Airlines Co.	102,000	4,392
United Parcel Service, Inc. Class B	46,000	4,427
USG Corp.(2)	203,000	4,931

		31,787

Information Technology—12.3%
Alibaba Group Holding Ltd. ADR(2)	59,000	4,795
Alphabet, Inc. Class C(2)	6,618	5,022
Analog Devices, Inc.	82,000	4,536
Apple, Inc.	39,000	4,105
Avago Technologies Ltd.	14,970	2,173
Cisco Systems, Inc.	166,000	4,508
eBay, Inc.(2)	165,000	4,534
Facebook, Inc. Class A(2)	44,000	4,605
MasterCard, Inc. Class A	47,000	4,576
NXP Semiconductors NV(2)	29,480	2,484
Paychex, Inc.	90,000	4,760
QUALCOMM, Inc.	78,000	3,899
salesforce.com, Inc.(2)	61,000	4,782
SAP SE Sponsored ADR(16)	29,390	2,325
Tencent Holdings Ltd. ADR	78,547	1,541
Xilinx, Inc.	103,000	4,838

		63,483

Materials—1.8%
Alcoa, Inc.	247,000	2,438
CF Industries Holdings, Inc.	109,000	4,448
Nitto Denko Corp. ADR	62,060	2,270

		9,156

Telecommunication Services—3.0%
KDDI Corp., ADR	206,790	2,677
Nippon Telegraph & Telephone Corp. ADR	101,110	4,018
Spark New Zealand Ltd. Sponsored ADR	171,950	1,904
Verizon Communications, Inc.	107,000	4,945

	SHARES	VALUE
Telecommunication Services—(continued)
Vodafone Group plc Sponsored ADR	58,080	$1,874

		15,418

Utilities—0.3%
Veolia Environnement SA ADR	75,570	1,783

TOTAL COMMON STOCKS (Identified Cost $256,815)		304,850

AFFILIATED MUTUAL FUND—0.7%
Virtus Credit Opportunities Fund(12)	357,054	3,453

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,569)		3,453

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $468,396)		510,522	(13)

SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	1,725,247	1,725

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,725)		1,725

SECURITIES LENDING COLLATERAL—1.9%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(15)	9,713,842	9,714

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $9,714)		9,714

TOTAL INVESTMENTS— 101.3% (Identified Cost $479,835)		521,961	(1)
Other assets and liabilities, net—(1.3)%		(6,599)

NET ASSETS—100.0%		$515,362

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

MXN	Mexican Peso
TRY	Turkish Lira

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $53,870 or 10.5% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Security in default.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	This loan will settle after December 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (LIBOR) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	100% of the income received was in cash.
(12)	This fund is a public fund and the prospectus and annual report are publicly available.
(13)	All or a portion of the portfolio is segregated as collateral for a delayed delivery security.
(14)	Illiquid security.
(15)	Represents security purchased with cash collateral received for securities on loan.
(16)	All or a portion of security is on loan.
(17)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	78%
Japan	5
China	2
United Kingdom	2
Canada	1
France	1
Netherlands	1
Other	10

Total	100%

†	% of total investments as of December 31, 2015

12

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$10,397	$—	$10,397	$—
Corporate Bonds And Notes	108,209	—	108,209	—
Foreign Government Securities	2,073	—	2,073	—
Loan Agreements	11,670	—	11,441	229
Mortgage-Backed Securities	49,082	—	49,082	—
Municipal Bonds	2,848	—	2,848	—
U.S. Government Security	11,661	—	11,661	—
Equity Securities:
Affiliated Mutual Fund	3,453	3,453	—	—
Common Stocks	304,850	304,850	—	—
Preferred Stocks	6,279	667	5,612	—
Securities Lending Collateral	9,714	9,714	—	—
Short-Term Investment	1,725	1,725	—	—

Total Investments	$521,961	$320,409	$201,323	$229

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Loan Agreements
Balance as of March 31, 2015	$—
Accrued discount/(premium)	—
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Purchases	—
Sales(b)	—
Transfers into Level 3(c)	229	(d)
Transfers from Level 3(c)	—

Balance as of December 31, 2015	$229

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)	Includes paydowns on securities.
(c)	“Transfers into and/or from” represent the ending value as of December 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The transfer is due to increase and/or decrease in trading activities at period end.

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—13.6%
Big Lots, Inc.	168,580	$6,497
Mattel, Inc.	319,830	8,689
Target Corp.	162,180	11,776
TJX Cos., Inc.	141,080	10,004

		36,966

Consumer Staples—9.1%
ConAgra Foods, Inc.	366,920	15,469
Koninklijke Ahold NV Sponsored ADR	437,739	9,252

		24,721

Energy—11.9%
Devon Energy Corp.	179,740	5,752
Nabors Industries Ltd.	984,602	8,379
Occidental Petroleum Corp.	130,540	8,826
ONEOK, Inc.	380,190	9,375

		32,332

Financials—4.0%
Weyerhaeuser Co. REIT	357,050	10,704

Industrials—25.4%
Emerson Electric Co.	88,170	4,217
HD Supply Holdings, Inc.(2)	375,280	11,270
Hertz Global Holdings, Inc.(2)	688,490	9,797
Owens Corning, Inc.	218,300	10,267
Raytheon Co.	83,010	10,337
Republic Services, Inc.	239,672	10,543
SPX Flow, Inc.(2)	184,040	5,137
USG Corp.(2)	291,690	7,085

		68,653

Materials—31.0%
Alcoa, Inc.	1,099,860	10,856
Allegheny Technologies, Inc.	462,470	5,203
Ball Corp.	85,770	6,238
Crown Holdings, Inc.(2)	219,910	11,149
Dow Chemical Co. (The)	193,420	9,957
FMC Corp.	228,180	8,929
Freeport-McMoRan Copper & Gold, Inc.(2)	620,270	4,199
International Paper Co.	274,180	10,337
Owens-Illinois, Inc.(2)	640,110	11,151
Sealed Air Corp.	130,300	5,811

		83,830

	SHARES	VALUE
Utilities—4.5%
Dominion Resources, Inc.	178,800	$12,094

TOTAL COMMON STOCKS (Identified Cost $243,453)		269,300

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $243,453)		269,300

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Fund—0.7%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	2,024,701	2,025

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,025)		2,025

TOTAL INVESTMENTS—100.2% (Identified Cost $245,478)		271,325	(1)
Other assets and liabilities, net—(0.2)%		(554)
NET ASSETS—100.0%		$270,771

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Bermuda	3
Netherlands	3

Total	100%

† % of total investments as of December 31, 2015

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$269,300	$269,300
Short-Term Investments	2,025	2,025

Total Investments	$271,325	$271,325

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—98.0%
Consumer Staples Select Sector SPDR Fund	246,433	$12,442
Health Care Select Sector SPDR Fund	171,517	12,358
PowerShares S&P 500 Low Volatility Portfolio	1,509,157	58,208
Technology Select Sector SPDR Fund	288,395	12,352
Vanguard S&P 500 ETF(3)	307,275	57,439

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $149,924)		152,799

PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500® Index expiration 01/08/16 strike price $2210	477	5
S&P 500® Index expiration 01/15/16 strike price $2220	451	11

		16

Put Options—0.1%
S&P 500® Index expiration 01/08/16 strike price $1890	477	28
S&P 500® Index expiration 01/15/16 strike price $1880	451	88

		116

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $175)		132

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $150,099)		152,931

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.1% (Identified Cost $150,099)		152,931 (1)

	CONTRACTS
WRITTEN OPTIONS—(0.3)%
Call Options—0.0%
S&P 500® Index expiration 01/08/16 strike price $2145	477	(7)
S&P 500® Index expiration 01/15/16 strike price $2150	451	(20)

		(27)

Put Options—(0.3)%
S&P 500® Index expiration 01/08/16 strike price $1955	477	(136)

	CONTRACTS	VALUE
Put Options—(continued)
S&P 500® Index expiration 01/15/16 strike price $1950	451	$(266)

		(402)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $461)		(429)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.8% (Identified Cost $149,638)		152,502 (1)

Other assets and liabilities, net—2.2%		3,461

NET ASSETS—100.0%		$155,963

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.
(3)	All or a portion segregated as collateral for written options.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$152,799	$152,799
Purchased Options	132	132

Total Investments	$152,931	$152,931

Liabilities:
Equity Securities:
Written Options	$(429)	$(429)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.5%
Consumer Discretionary—12.1%
Ross Stores, Inc.	24,514	$1,319
TripAdvisor, Inc.(2)	16,334	1,393
Wynn Resorts Ltd.(3)	12,620	873

		3,585

Consumer Staples—5.8%
Church & Dwight Co., Inc.	6,916	587
Monster Beverage Corp.(2)	7,720	1,150

		1,737

Energy—2.1%
Core Laboratories N.V.(3)	5,682	618

Financials—12.2%
First Cash Financial Services, Inc.(2)	19,354	724
RLI Corp.	14,632	904
Signature Bank(2)	9,464	1,451
T. Rowe Price Group, Inc.	7,565	541

		3,620

Health Care—16.5%
Cooper Companies, Inc.	6,083	817
Edwards Lifesciences Corp.(2)	10,132	800
Globus Medical Inc.(2)	21,500	598
Sirona Dental Systems, Inc.(2)	13,309	1,458
Zoetis, Inc.	25,644	1,229

		4,902

Industrials—27.6%
Ametek, Inc.	16,400	879
Equifax, Inc.	9,189	1,023
Expeditors International of Washington, Inc.	15,830	714
Exponent, Inc.	22,262	1,112
Graco, Inc.	12,300	886
Nordson Corp.	15,435	990
Rockwell Collins, Inc.	14,893	1,375
WABCO Holdings, Inc.(2)	12,070	1,234

		8,213

Information Technology—15.9%
Amphenol Corp. Class A	20,837	1,088
ANSYS, Inc.(2)	11,519	1,066
Broadridge Financial Solutions, Inc.	11,000	591
Intuit, Inc.	8,606	830

	SHARES	VALUE
Information Technology—(continued)
Skyworks Solutions, Inc.	15,150	$1,164

		4,739

Materials—3.3%
International Flavors & Fragrances, Inc.	8,234	985

TOTAL COMMON STOCKS (Identified Cost $26,895)		28,399

TOTAL LONG TERM INVESTMENTS—95.5% (Identified Cost $26,895)		28,399

SHORT-TERM INVESTMENTS—3.9%
Money Market Mutual Fund—3.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	1,162,750	1,163

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,163)		1,163

SECURITIES LENDING COLLATERAL—4.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(4)	1,380,513	1,381

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,381)		1,381

TOTAL INVESTMENTS—104.0% (Identified Cost $29,439)		30,943	(1)
Other assets and liabilities, net—(4.0)%		(1,184)

NET ASSETS—100.0%		$29,759

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at	Level 1
	December 31, 2015	Quoted Prices
Equity Securities:
Common Stocks	$28,399	$28,399
Securities Lending Collateral	1,381	1,381
Short-Term Investments	1,163	1,163

Total Investments	$30,943	$30,943

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%
Consumer Discretionary—22.8%
Capella Education Co.	21,460	$992
Ctrip.Com International Ltd. ADR(2)	37,780	1,750
Discovery Communications, Inc. Class A(2)	52,825	1,409
Domino’s Pizza, Inc.	22,955	2,554
Expedia, Inc.	13,742	1,708
Netflix, Inc.(2)	28,095	3,213
Pool Corp.	29,740	2,402
Ross Stores, Inc.	34,730	1,869
TripAdvisor, Inc.(2)	22,190	1,892
Under Armour, Inc. Class A(2)	13,405	1,081
Wynn Resorts Ltd.(3)	14,795	1,024

		19,894

Consumer Staples—13.5%
Brown-Forman Corp. Class B	24,250	2,408
Chefs’ Warehouse, Inc. (The)(2)	71,590	1,194
McCormick & Co., Inc.	22,485	1,924
Mead Johnson Nutrition Co.	23,600	1,863
Monster Beverage Corp.(2)	29,635	4,414

		11,803

Energy—4.3%
Cabot Oil & Gas Corp.	46,650	825
Cameron International Corp.(2)	28,415	1,796
Core Laboratories N.V.(3)	10,270	1,117

		3,738

Financials—7.4%
Financial Engines, Inc.	38,895	1,310
MarketAxess Holdings, Inc.	21,645	2,416
Morningstar, Inc.	23,135	1,860
Northern Trust Corp.	12,820	924

		6,510

Health Care—13.6%
BioMarin Pharmaceutical, Inc.(2)	14,870	1,558
Cerner Corp.(2)	29,525	1,776
Diplomat Pharmacy Inc.(2)	27,400	938
Medidata Solutions, Inc.(2)	31,960	1,575
Medivation, Inc.(2)	16,065	777
Perrigo Co. plc	8,100	1,172
Sirona Dental Systems, Inc.(2)	21,220	2,325

	SHARES	VALUE
Health Care—(continued)
Zoetis, Inc.	37,420	$1,793

		11,914

Industrials—8.3%
Middleby Corp. (The)(2)	13,640	1,471
Proto Labs, Inc.(2)	22,245	1,417
Roper Technologies, Inc.	14,070	2,670
Stericycle, Inc.(2)	13,770	1,661

		7,219

Information Technology—29.7%
Amphenol Corp. Class A	46,770	2,443
ANSYS, Inc.(2)	10,935	1,012
Autohome, Inc. ADR(2)	25,200	880
CoStar Group, Inc.(2)	11,110	2,296
Ellie Mae, Inc.(2)	46,200	2,783
First Solar, Inc.(2)	16,720	1,103
Fleetmatics Group plc(2)	32,625	1,657
Gartner, Inc.(2)	27,925	2,533
MercadoLibre, Inc.	21,350	2,441
Palo Alto Networks, Inc.(2)	4,595	809
Paycom Software, Inc.(2)	47,710	1,795
Tableau Software, Inc. Class A(2)	20,230	1,906
Twitter, Inc.(2)	40,100	928
Workday, Inc. Class A(2)	22,640	1,804
Yandex NV Class A(2)	100,750	1,584

		25,974

TOTAL COMMON STOCKS (Identified Cost $67,955)		87,052

TOTAL LONG TERM INVESTMENTS—99.6% (Identified Cost $67,955)		87,052

SECURITIES LENDING COLLATERAL—2.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(4)	2,111,913	2,112

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,112)		2,112

1

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—102.0% (Identified Cost $70,067)	89,164	(1)
Other assets and liabilities, net—(2.0)%	(1,791)

NET ASSETS—100.0%	$87,373

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$87,052	$87,052
Securities Lending Collateral	2,112	2,112

Total Investments	$89,164	$89,164

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%
Consumer Discretionary—11.2%
Las Vegas Sands Corp.	20,814	$912
Lowe’s Cos., Inc.	34,199	2,601
TJX Cos., Inc. (The)	31,536	2,236
VF Corp.	29,868	1,859

		7,608

Consumer Staples—10.3%
Hormel Foods Corp.	27,923	2,208
Kimberly-Clark Corp.	12,415	1,580
Nestle S.A. Sponsored ADR	18,198	1,354
Philip Morris International, Inc.	20,676	1,818

		6,960

Energy—5.7%
Core Laboratories N.V.(2)	9,932	1,080
Exxon Mobil Corp.	16,737	1,305
Halliburton Co.	42,511	1,447

		3,832

Financials—23.2%
Charles Schwab Corp. (The)	49,786	1,640
CME Group, Inc.	24,723	2,240
Marsh & McLennan Cos., Inc.	42,708	2,368
Northern Trust Corp.	15,095	1,088
PNC Financial Services Group, Inc. (The)	23,936	2,281
Travelers Cos., Inc. (The)	30,160	3,404
U.S. Bancorp	62,823	2,681

		15,702

Health Care—17.4%
Abbott Laboratories	47,950	2,153
Amgen, Inc.	11,342	1,841
Gilead Sciences, Inc.	18,285	1,850
Medtronic plc	26,044	2,003
Roche Holding AG Sponsored ADR	57,338	1,977
Zoetis, Inc.	41,207	1,975

		11,799

Industrials—11.5%
3M Co.	14,050	2,116
Honeywell International, Inc.	20,218	2,094
Illinois Tool Works, Inc.	18,916	1,753

	SHARES	VALUE
Industrials—(continued)
Waste Management, Inc.	34,300	$1,831

		7,794

Information Technology—9.5%
Accenture plc Class A	13,235	1,383
Analog Devices, Inc.	30,217	1,672
Apple, Inc.	14,865	1,565
Automatic Data Processing, Inc.	21,298	1,804

		6,424

Materials—5.7%
International Flavors & Fragrances, Inc.	20,094	2,404
PPG Industries, Inc.	14,742	1,457

		3,861

Utilities—4.3%
WEC Energy Group, Inc.	56,871	2,918

TOTAL COMMON STOCKS (Identified Cost $52,111)		66,898

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $52,111)		66,898

SECURITIES LENDING COLLATERAL—1.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(3)	1,074,636	1,075

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,075)		1,075

TOTAL INVESTMENTS—100.4% (Identified Cost $53,186)		67,973	(1)
Other assets and liabilities, net—(0.4)%		(267)

NET ASSETS—100.0%		$67,706

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$66,898	$66,898
Securities Lending Collateral	1,075	1,075

Total Investments	$67,973	$67,973

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.8%
Consumer Discretionary—8.4%
Cheesecake Factory, Inc. (The)	191,300	$8,821
Cinemark Holdings, Inc.	312,000	10,430

		19,251

Consumer Staples—10.3%
National Beverage Corp.(2)	286,004	12,996
Village Super Market, Inc. Class A	92,800	2,445
WD-40 Co.	81,454	8,036

		23,477

Energy—3.1%
Core Laboratories N.V.	64,000	6,959

Financials—21.5%
Artisan Partners Asset Management, Inc. Class A	197,000	7,104
Bank of Hawaii Corp.	146,500	9,215
First Cash Financial Services, Inc.(2)	148,300	5,551
HFF, Inc. Class A	151,500	4,707
Primerica, Inc.	181,600	8,577
RE/MAX Holdings, Inc.	158,000	5,893
RLI Corp.	132,312	8,170

		49,217

Health Care—3.3%
Patterson Cos., Inc.	166,100	7,510

Industrials—19.1%
CEB, Inc.	132,782	8,151
G&K Services, Inc. Class A	79,683	5,012
Graco, Inc.	132,067	9,518
Landstar System, Inc.	149,028	8,741
RBC Bearings, Inc.(2)	122,000	7,880
Sun Hydraulics Corp.	140,000	4,442

		43,744

Information Technology—30.4%
American Software, Inc. Class A	460,000	4,683
Badger Meter, Inc.	133,917	7,846
Cabot Microelectronics Corp.(2)	134,700	5,897
Cass Information Systems, Inc.	164,319	8,456
Cognex Corp.	133,356	4,503
Computer Services, Inc.	93,304	3,732
Heartland Payment Systems, Inc.	100,400	9,520

	SHARES	VALUE
Information Technology—(continued)
Jack Henry & Associates, Inc.	145,550	$11,362
Monotype Imaging Holdings, Inc.	256,299	6,059
Syntel, Inc.(2)	165,586	7,493

		69,551

Utilities—3.7%
Questar Corp.	438,500	8,542

TOTAL COMMON STOCKS (Identified Cost $167,934)		228,251

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $167,934)		228,251

TOTAL INVESTMENTS—99.8% (Identified Cost $167,934)		228,251	(1)
Other assets and liabilities, net—0.2%		435

NET ASSETS—100.0%		$228,686

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$228,251	$228,251

Total Investments	$228,251	$228,251

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.7%
Consumer Discretionary—5.9%
NVR, Inc.(2)	5,210	$8,560
Pool Corp.	104,750	8,462

		17,022

Consumer Staples—4.8%
Chefs’ Warehouse, Inc. (The)(2)	265,434	4,427
PriceSmart, Inc.	114,300	9,486

		13,913

Energy—6.9%
Core Laboratories N.V.	96,600	10,504
Dril-Quip, Inc.(2)	163,700	9,696

		20,200

Financials—22.3%
Artisan Partners Asset Management, Inc. Class A	330,800	11,929
FactSet Research Systems, Inc.	43,300	7,039
HFF, Inc. Class A	167,000	5,189
MarketAxess Holdings, Inc.	136,432	15,224
Primerica, Inc.	295,400	13,952
RLI Corp.	190,108	11,739

		65,072

Health Care—6.4%
Abaxis, Inc.	183,300	10,206
Computer Programs & Systems, Inc.	169,400	8,428

		18,634

Industrials—26.9%
CLARCOR, Inc.	110,000	5,465
Copart, Inc.(2)	303,400	11,532
Exponent, Inc.	220,126	10,995
Graco, Inc.	141,300	10,184
Landstar System, Inc.	151,300	8,874
RBC Bearings, Inc.(2)	94,248	6,087
Teledyne Technologies, Inc.(2)	149,100	13,225
Toro Co. (The)	163,500	11,947

		78,309

Information Technology—23.2%
Aspen Technology, Inc.(2)	265,200	10,014
Autohome, Inc. ADR(2)	393,000	13,724
CDW Corp.	406,200	17,077

	SHARES	VALUE
Information Technology—(continued)
Jack Henry & Associates, Inc.	194,700	$15,198
Shutterstock, Inc.(2)	360,400	11,655

		67,668

Materials—1.3%
AptarGroup, Inc.	52,100	3,785

TOTAL COMMON STOCKS (Identified Cost $230,709)		284,603

TOTAL LONG TERM INVESTMENTS—97.7% (Identified Cost $230,709)		284,603

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Fund—1.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	4,000,856	4,001
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,001)		4,001

TOTAL INVESTMENTS—99.1% (Identified Cost $234,710)		288,604	(1)
Other assets and liabilities, net—0.9%		2,724

NET ASSETS—100.0%		$291,328

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$284,603	$284,603
Short-Term Investment	4,001	4,001

Total Investments	$288,604	$288,604

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—88.8%
Consumer Discretionary—9.6%
Monro Muffler Brake, Inc.	67,700	$4,483
Ollie’s Bargain Outlet Holdings, Inc.(2)	443,800	7,549
Pool Corp.	53,600	4,330

		16,362

Consumer Staples—8.7%
Chefs’ Warehouse, Inc. (The)(2)	460,500	7,681
PriceSmart, Inc.	86,100	7,146

		14,827

Financials—17.9%
FactSet Research Systems, Inc.	39,400	6,405
Financial Engines, Inc.	206,651	6,958
MarketAxess Holdings, Inc.	97,000	10,824
Morningstar, Inc.	79,728	6,411

		30,598

Health Care—7.5%
Abaxis, Inc.	126,800	7,060
National Research Corp. Class A	363,504	5,831

		12,891

Industrials—15.0%
AAON, Inc.	175,500	4,075
Copart, Inc.(2)	152,950	5,814
Heartland Express, Inc.	145,600	2,478
HEICO Corp. Class A	113,933	5,606
HUB Group, Inc. Class A(2)	129,800	4,277
Omega Flex, Inc.	101,617	3,354

		25,604

Information Technology—25.9%
ANSYS, Inc.(2)	54,600	5,050
Autohome, Inc. ADR(2)	247,200	8,632
Ellie Mae, Inc.(2)	72,550	4,370
MercadoLibre, Inc.	61,950	7,083
Mesa Laboratories, Inc.	30,100	2,995
NVE Corp.	142,200	7,989
Shutterstock, Inc.(2)	248,600	8,040

		44,159

Materials—4.2%
UFP Technologies, Inc.(2)	299,712	7,139

	SHARES	VALUE
TOTAL COMMON STOCKS (Identified Cost $122,628)		151,580

TOTAL LONG TERM INVESTMENTS—88.8% (Identified Cost $122,628)		151,580

SHORT-TERM INVESTMENTS—9.7%
Money Market Mutual Fund—9.7%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	16,547,453	$16,547

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,547)		16,547

TOTAL INVESTMENTS—98.5% (Identified Cost $139,175)		168,127	(1)
Other assets and liabilities, net—1.5%		2,490

NET ASSETS—100.0%		$170,617

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$151,580	$151,580
Short-Term Investments	16,547	16,547

Total Investments	$168,127	$168,127

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%
Consumer Discretionary—25.6%
Amazon.com, Inc.(2)	21,450	$14,498
Home Depot, Inc. (The)	103,440	13,680
Las Vegas Sands Corp.	166,240	7,288
Netflix, Inc.(2)	85,260	9,752
NIKE, Inc. Class B	358,100	22,381
Priceline Group, Inc. (The)(2)	8,360	10,659
Ross Stores, Inc.	189,370	10,190
Starbucks Corp.	298,850	17,940
TripAdvisor, Inc.(2)	106,650	9,092

		115,480

Consumer Staples—12.1%
Colgate-Palmolive Co.	121,280	8,079
Costco Wholesale Corp.	60,283	9,736
Estee Lauder Cos., Inc. (The) Class A	63,020	5,549
Mead Johnson Nutrition Co.	78,770	6,219
Monster Beverage Corp.(2)	103,611	15,434
Philip Morris International, Inc.	106,310	9,346

		54,363

Energy—2.7%
Cabot Oil & Gas Corp.	83,100	1,470
Cameron International Corp.(2)	91,783	5,801
Core Laboratories N.V.(3)	45,340	4,930

		12,201

Financials—1.3%
Charles Schwab Corp. (The)	185,100	6,095

Health Care—15.6%
Amgen, Inc.	22,940	3,724
BioMarin Pharmaceutical, Inc.(2)	47,370	4,962
Bristol-Myers Squibb Co.	133,240	9,165
Celgene Corp.(2)	96,050	11,503
Cerner Corp.(2)	103,921	6,253
Gilead Sciences, Inc.	132,510	13,409
Medidata Solutions, Inc.(2)	125,940	6,208
Perrigo Co. plc	46,230	6,689
Zoetis, Inc.	176,330	8,450

		70,363

Industrials—4.4%
Danaher Corp.	97,810	9,085

	SHARES	VALUE
Industrials—(continued)
Roper Technologies, Inc.	56,920	$10,803

		19,888

Information Technology—35.6%
Accenture plc Class A	69,090	7,220
Alibaba Group Holding Ltd. ADR(2)	122,150	9,927
Alphabet, Inc. Class A(2)	15,840	12,324
Amphenol Corp. Class A	206,760	10,799
ANSYS, Inc.(2)	60,070	5,557
Apple, Inc.	268,380	28,250
CoStar Group, Inc.(2)	39,465	8,157
Facebook, Inc. Class A(2)	348,810	36,506
Fleetmatics Group plc(2)	143,400	7,283
Tableau Software, Inc. Class A(2)	82,290	7,753
Twitter, Inc.(2)	154,870	3,584
Visa, Inc. Class A	207,750	16,111
Workday, Inc. Class A(2)	90,460	7,208

		160,679

Materials—1.8%
Ecolab, Inc.	71,720	8,203

TOTAL COMMON STOCKS (Identified Cost $277,474)		447,272

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $277,474)		447,272

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Fund—0.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	1,660,480	1,660

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,660)		1,660

SECURITIES LENDING COLLATERAL—1.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(4)	4,894,695	4,895

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $4,895)		4,895

1

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.6% (Identified Cost $284,029)	453,827	(1)
Other assets and liabilities, net—(0.6)%	(2,922)

NET ASSETS—100.0%	$450,905

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$447,272	$447,272
Securities Lending Collateral	4,895	4,895
Short-Term Investments	1,660	1,660

Total Investments	$453,827	$453,827

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITY—0.2%
U.S. Treasury Note
1.875%, 8/31/22	$175		$173
2.250%, 11/15/24	145		145

TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $320)			318

MUNICIPAL BONDS—0.0%
Illinois—0.0%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	45		46
TOTAL MUNICIPAL BONDS (Identified Cost $45)			46

FOREIGN GOVERNMENT SECURITIES—1.7%
Argentine Republic Series NY, 8.280%, 12/31/33(15)	294		340
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	55		50
RegS 7.000%, 12/1/18(5)	35		16
RegS 7.750%, 10/13/19(5)	34		14
RegS 8.250%, 10/13/24(5)	140		54
RegS 7.650%, 4/21/25(5)	320		120
9.375%, 1/13/34	245		97
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		198
Mongolia 144A 5.125%, 12/5/22(4)	200		160
Republic of Azerbaijan 144A 4.750%, 3/18/24(4)	200		187
Republic of Chile 5.500%, 8/5/20	95,000	CLP	138
Republic of Colombia 4.375%, 3/21/23	386,000	COP	101
Republic of Costa Rica 144A 7.000%, 4/4/44(4)	200		167
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(4)	200		182
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		221
Republic of Peru 4.125%, 8/25/27	115		113
Republic of South Africa Series R203, 8.250%, 9/15/17	1,125	ZAR	73
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	131
144A 4.875%, 9/16/23(4)	200		203
United Mexican States Series M, 6.500%, 6/9/22	1,861	MXN	111

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,404)			2,676

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—6.7%
Agency—1.4%
FNMA
3.500%, 12/1/42	$259	$268
3.000%, 3/1/43	434	434
3.000%, 4/1/43	301	301
3.000%, 5/1/43	131	131
3.000%, 6/1/43	290	290
4.000%, 10/1/44	295	313
3.500%, 1/1/45	345	356
3.500%, 5/1/45	145	150

		2,243

Non-Agency—5.3%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	180	178
15-SFR2, C 144A 4.691%, 10/17/45(4)	205	199
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.285%, 6/25/33(3)	115	109
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	200	203
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	37	37
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	184	193
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.159%, 7/25/35(3)	210	207
05-12, 2A4 4.820%, 2/25/36(3)	160	159
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	375	403
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C3, A4 6.096%, 7/15/44(3)	156	162
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	68	68
15-A, A1 3.500%, 6/25/58(3)	159	159
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(4)	125	123
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(3)	174	174
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	340	338

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
CSMC Mortgage-Backed Trust 06-8 6.000%, 10/25/21	$130	$126
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.465%, 8/10/44(3)(4)	160	166
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.821%, 5/25/24(3)	215	194
Finnish Real Estate Management Federation (FREMF) Mortgage Trust 144A 3.389%, 7/25/22(3)(4)	110	96
Freddie Mac Structured Agency Credit Risk Debt Notes 15-DNA3, M2 3.071%, 4/25/28(3)	250	250
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)(4)	130	127
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 3.187%, 5/25/35(3)	112	106
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.751%, 6/25/35(3)	194	188
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	61	62
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	64	66
07-HI1, A3 5.720%, 3/25/37	9	9
07-HSA3, AI4 6.110%, 6/25/37(3)	280	285
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	10	10
07-PW15, AM 5.363%, 2/11/44	120	122
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 3.940%, 1/25/44(3)(4)	152	158
06-LDP9, A3 5.336%, 5/15/47	176	180
07-LDP10, AM 5.464%, 1/15/49(3)	239	243
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	252	256
05-2, 2A1 6.000%, 1/25/35	115	122
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(4)	139	139
05-1, 1A5 144A 8.000%, 8/25/34(4)	171	183
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	75	76
Morgan Stanley - Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	335	330

	PAR VALUE	VALUE
Non-Agency—(continued)
15-C26, 4.412%, 11/15/48	$155	$149
Morgan Stanley Capital I Trust 07-IQ14, AM 5.681%, 4/15/49(3)	137	139
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	100	99
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	60	61
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	90	91
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	85	88
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	149	151
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(3)	26	26
Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/16/55(3)	118	120
Sequoia Mortgage Trust 15-1, A1 144A 3.500%, 1/25/45(3)(4)	167	167
Structured Asset Securities Corp. Mortgage Pass - Through Certificates 02-AL1, A3 3.450%, 2/25/32	102	100
Towd Point Mortgage Trust 15-3, A1B 144A 3.000%, 3/25/54(3)(4)	206	206
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	129	127
15-NPL2, A1 144A 3.375%, 2/25/55(3)(4)	129	128
15-NPL3, A1 144A 3.375%, 10/25/58(3)(4)	121	119
VFC LLC 15-3, B 144A 4.750%, 12/20/31(4)	250	250
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(3)(4)	150	162
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	165	157

		8,546

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $10,839)		10,789

ASSET-BACKED SECURITIES—1.8%
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(4)	170	172
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(4)	254	254
15-1A, C 144A 3.580%, 6/15/21(4)	400	401

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	$168	$167
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	50	50
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(4)	200	198
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(4)	140	140
15-A1, C 144A 4.100%, 12/15/20(4)	165	163
15-2A, C 144A 3.900%, 3/15/21(4)	175	172
15-3, 144A 6.550%, 10/17/22(4)	155	154
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	241	241
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(4)	210	210
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	105	100
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	89	93
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	207	196
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(4)	209	208

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,948)		2,919

CORPORATE BONDS AND NOTES—19.3%
Consumer Discretionary—2.9%
Aramark Services Inc. 144A 5.125%, 1/15/24(4)	75	77
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	140	139
Boyd Gaming Corp.
9.000%, 7/1/20	80	85
6.875%, 5/15/23	80	83
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	120	116
144A 6.125%, 7/1/22(4)	55	51
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(15)	40	31
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	62
Caesars Growth Properties Holdings LLC (Caesars Growth Properties Finance, Inc.) 9.375%, 5/1/22	95	78
CCO Holding Safari LLC 144A 5.750%, 2/15/26(4)	110	111

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CCO Holdings LLC 144A 5.125%, 5/1/23(4)	$70	$70
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	50	50
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	45	45
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	260	241
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(4)	200	199
Grupo Televisa SAB 4.625%, 1/30/26	200	198
Jarden Corp. 144A 5.000%, 11/15/23(4)	25	26
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125	132
M/I Homes, Inc. 144A 6.750%, 1/15/21(4)	90	89
MDC Holdings, Inc. 5.500%, 1/15/24	155	157
Meritor, Inc. 6.750%, 6/15/21	120	111
MGM Resorts International 6.000%, 3/15/23	85	85
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	25	25
MPG Holdco I, Inc. 7.375%, 10/15/22	160	162
Myriad International Holdings BV 144A 5.500%, 7/21/25(4)	200	192
NCL Corp. Ltd. 144A 4.625%, 11/15/20(4)	60	59
New York University 4.142%, 7/1/48	105	98
Numericable Group SA 144A 6.000%, 5/15/22(4)	215	209
Omega US Sub LLC 144A 8.750%, 7/15/23(4)	170	158
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	25	24
Penn National Gaming, Inc. 5.875%, 11/1/21	85	83
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	90	95
QVC, Inc. 5.125%, 7/2/22	135	135
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(4)	100	101
Scientific Games International, Inc.
6.625%, 5/15/21	110	52
144A 7.000%, 1/1/22(4)	110	106
Signet UK Finance plc 4.700%, 6/15/24	165	163
Station Casinos LLC 7.500%, 3/1/21	125	128
Toll Brothers Finance Corp.
4.000%, 12/31/18	210	215
6.750%, 11/1/19	135	149
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	165	161
VTR Finance BV 144A 6.875%, 1/15/24(4)	200	185

		4,736

Consumer Staples—0.4%
Constellation Brands, Inc. 4.750%, 12/1/25	35	36

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	$100	$99
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	65	63
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	45	47
Safeway, Inc. 7.250%, 2/1/31	95	85
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	175	173
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	97	97

		600

Energy—3.3%
Antero Resources Corp. 144A 5.625%, 6/1/23(4)	90	71
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	60	42
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	86
CONSOL Energy, Inc. 5.875%, 4/15/22	125	78
Denbury Resources, Inc. 5.500%, 5/1/22	90	30
Ecopetrol SA 5.375%, 6/26/26	170	145
Enbridge Energy Partners LP 4.375%, 10/15/20	30	29
Energy Transfer Partners LP 5.875%, 1/15/24	180	148
EnQuest plc 144A 7.000%, 4/15/22(4)	200	71
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	180	91
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	150	123
FTS International, Inc. 6.250%, 5/1/22	90	26
Gazprom OAO (Gaz Capital SA) 144A 6.000%, 11/27/23(4)(7)	200	189
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	100
Gulfport Energy, Corp. 7.750%, 11/1/20	160	144
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	95
Kinder Morgan, Inc. 7.750%, 1/15/32	165	157
Laredo Petroleum, Inc.
7.375%, 5/1/22	170	157
6.250%, 3/15/23	30	26
Linn Energy LLC 6.500%, 5/15/19	150	27
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	190	204
MPLX LP 144A 4.875%, 12/1/24(4)	225	202
Newfield Exploration Co. 5.375%, 1/1/26	170	141
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	160	127

	PAR VALUE		VALUE
Energy—(continued)
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	$223		$51
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)	165		32
Parker Drilling Co. (The) 7.500%, 8/1/20	190		145
Petrobras Global Finance BV 5.375%, 1/27/21	120		89
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(5)	60		32
144A 6.000%, 5/16/24(4)	490		183
RegS 6.000%, 11/15/26(5)	290		107
Petroleos Mexicanos 6.500%, 6/2/41	100		86
PHI, Inc. 5.250%, 3/15/19	70		56
QEP Resources, Inc. 6.875%, 3/1/21	190		157
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200		91
Regency Energy Partners LP
5.875%, 3/1/22	140		132
5.000%, 10/1/22	45		40
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		271
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200		176
Sabine Oil & Gas Corp. 7.250%, 6/15/19(15)	185		13
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160		148
SM Energy Co. 6.125%, 11/15/22	210		155
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	335		317
TransCanada Trust 5.625%, 5/20/75(3)	175		162
Transocean, Inc.
5.800%, 12/15/16	55		54
4.300%, 10/15/22	195		103
Whiting Petroleum Corp. 6.250%, 4/1/23	165		120

			5,229

Financials—5.2%
Akbank TAS 144A 7.500%, 2/5/18(4)	300	TRY	92
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		267
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(4)	135		128
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(4)	200		212
144A 6.750%, 9/30/22(4)	170		187
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	210		219

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	$90		$91
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	370	BRL	92
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		194
Bancolombia S.A. 5.125%, 9/11/22	215		206
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	200		206
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		208
Block Financial LLC 4.125%, 10/1/20	90		91
Brixmor Operating Partnership LP 3.875%, 8/15/22	50		50
Citizens Financial Group, Inc. 144A 5.500%(3)(4)(8)	175		172
Compass Bank 3.875%, 4/10/25	250		229
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)	195		241
Corporate Office Properties LP 3.600%, 5/15/23	170		157
Corrections Corp. of America 5.000%, 10/15/22	270		270
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	145		147
CyrusOne LP / CyrusOne Finance Corp 6.375%, 11/15/22	170		176
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250		243
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	175		172
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		191
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		53
First Cash Financial Services, Inc. 6.750%, 4/1/21	105		103
First Niagara Financial Group, Inc. 7.250%, 12/15/21	255		299
FS Investment Corp. 4.750%, 5/15/22	205		199
Genworth Holdings, Inc. 4.900%, 8/15/23	210		141
GLP Capital LP (GLP Financing II, Inc.) 5.375%, 11/1/23	5		5
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	75		73
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(8)	250		262
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15		15
6.000%, 8/1/20	70		71
5.875%, 2/1/22	145		142

	PAR VALUE		VALUE
Financials—(continued)
ING Groep NV 6.000%(3)(6)(8)	$200		$201
iStar Financial, Inc.
4.875%, 7/1/18	65		64
5.000%, 7/1/19	100		98
Jefferies Group LLC 6.875%, 4/15/21	75		84
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		176
Kilroy Realty LP 4.375%, 10/1/25	150		152
Leucadia National Corp. 5.500%, 10/18/23	70		68
McGraw Hill Financial Inc.
4.000%, 6/15/25	60		60
4.400%, 2/15/26	95		97
Morgan Stanley 144A 10.090%, 5/3/17(4)	300	BRL	72
MPT Operating Partnership LP 5.500%, 5/1/24	90		90
National Retail Properties, Inc. 4.000%, 11/15/25	45		44
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(7)	200		198
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240		250
Prudential Financial, Inc.
5.875%, 9/15/42(3)	205		213
5.625%, 6/15/43(3)(6)	75		77
Select Income REIT 4.500%, 2/1/25	165		153
Springleaf Finance Corp. 5.250%, 12/15/19	75		71
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150		147
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	235		235
Voya Financial, Inc. 5.650%, 5/15/53(3)	155		153
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	125		103

			8,410

Health Care—1.7%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	60		56
5.625%, 2/15/23	15		14
Alere, Inc. 144A 6.375%, 7/1/23(4)	65		61
Capsugel SA PIK Interest Capitalization 144A, 7.000%, 5/15/19(4)(12)	35		34
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	10		9
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	145		100
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	100		97
Emdeon, Inc. 144A 6.000%, 2/15/21(4)	120		112

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Endo Finance LLC
144A 5.875%, 1/15/23(4)	$120	$118
144A 6.000%, 7/15/23(4)	240	240
HCA, Inc. 5.375%, 2/1/25	190	188
HealthSouth Corp.
144A 5.750%, 11/1/24(4)	20	19
144A 5.750%, 9/15/25(4)	160	150
IASIS Healthcare LLC 8.375%, 5/15/19	105	97
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	20	21
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(4)	100	98
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(4)(12)	95	92
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(4)	75	72
144A 5.625%, 10/15/23(4)	150	143
144A 5.500%, 4/15/25(4)	10	9
Mednax Inc. 144A 5.250%, 12/1/23(4)	75	75
Mylan NV 144A 3.000%, 12/15/18(4)	40	40
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	80	81
Select Medical Corp. 6.375%, 6/1/21	180	158
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	167	164
Team Health, Inc. 144A 7.250%, 12/15/23(4)	10	10
Tenet Healthcare Corp.
5.500%, 3/1/19	100	95
4.500%, 4/1/21	90	88
8.125%, 4/1/22	50	50
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	5	5
144A 5.625%, 12/1/21(4)	5	5
144A 7.250%, 7/15/22(4)	125	123
144A 5.875%, 5/15/23(4)	65	58
Zoetis, Inc. 3.450%, 11/13/20	15	15

		2,697

Industrials—1.8%
ADT Corp. (The) 6.250%, 10/15/21	210	220
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	170	138
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	75	75

	PAR VALUE	VALUE
Industrials—(continued)
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	$77	$77
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	140	97
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(4)	90	90
CEB, Inc. 144A 5.625%, 6/15/23(4)	70	70
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	222	236
99-2, C2 AMBC 6.236%, 3/15/20	117	125
01-1, A1 6.703%, 6/15/21	136	141
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	98
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	115	96
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	152	149
Masco Corp.
5.950%, 3/15/22	130	140
4.450%, 4/1/25	45	44
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	103	108
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(4)	200	178
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	65	63
TransDigm, Inc.
6.000%, 7/15/22	130	128
144A 6.500%, 5/15/25(4)	50	49
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	82	89
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	173	184
United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	90	90
United Rentals North America, Inc. 5.500%, 7/15/25	175	170

		2,855

Information Technology—0.3%
First Data Corp. 144A 5.750%, 1/15/24(4)	65	64
Flextronics International Ltd. 144A 4.750%, 6/15/25(4)	175	170
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(4)	80	80
144A 4.900%, 10/15/25(4)	80	79

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(4)	$100		$93

			486

Materials—1.8%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260		266
American Builders & Contractors Supply Co., Inc. 144A 5.750%, 12/15/23(4)	15		15
ArcelorMittal 6.125%, 6/1/25	175		128
Berry Plastics Corp. 5.125%, 7/15/23	160		156
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(4)	205		198
Braskem America Finance Co. RegS 7.125%, 7/22/41(5)	230		171
Cascades, Inc. 144A 5.500%, 7/15/22(4)	215		209
Cemex SAB de CV 144A 7.250%, 1/15/21(4)	200		193
Corp Nacional del Cobre de Chile 144A 4.500%, 9/16/25(4)	200		188
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70		62
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	165		157
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	90		83
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	200		179
Hexion U.S. Finance Corp. 6.625%, 4/15/20	100		79
INEOS Group Holdings SA 144A 5.875%, 2/15/19(4)	200		195
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200		189
Methanex Corp. 4.250%, 12/1/24	165		147
Tronox Finance LLC 6.375%, 8/15/20	125		76
Vedanta Resources plc 144A 6.000%, 1/31/19(4)	200		127

			2,818

Telecommunication Services—1.1%
Altice Financing SA 144A 6.625%, 2/15/23(4)	200		198
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	110
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		207
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		166
Frontier Communications Corp.
6.250%, 9/15/21	125		107
144A 10.500%, 9/15/22(4)	40		40
Level 3 Financing, Inc. 144A 5.375%, 1/15/24(4)	25		25
Neptune Finco Corp. 144A 6.625%, 10/15/25(4)	200		209

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Sprint Communications, Inc. 6.000%, 11/15/22	$95	$68
Sprint Corp. 7.250%, 9/15/21	105	78
T-Mobile USA, Inc.
6.731%, 4/28/22	35	37
6.500%, 1/15/24	75	77
6.500%, 1/15/26	75	76
Verizon Communications, Inc. 4.400%, 11/1/34	165	152
Windstream Corp.
7.750%, 10/15/20	105	89
7.750%, 10/1/21	160	127

		1,766

Utilities—0.8%
AmeriGas Partners LP 7.000%, 5/20/22	155	151
Calpine Corp. 5.375%, 1/15/23	163	147
Electricite de France SA 144A 5.250%(3)(4)(6)(8)	240	226
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	200	178
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145	162
NRG Yield Operating LLC 5.375%, 8/15/24	70	58
Southern Power Co. 4.150%, 12/1/25	190	190
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	120	91
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	160	133

		1,336

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $34,620)		30,933

LOAN AGREEMENTS(3)—3.6%
Consumer Discretionary—0.6%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	53	48
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 11.500%, 10/31/16(15)	45	41
Tranche B-6, 9.750%, 3/1/17(15)	40	35
Tranche B-7, 11.750%, 1/28/18(15)	22	18
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	73	64
Cirque Du Soleil First Lien, 5.000%, 7/8/22	48	45
El Dorado Resorts, Inc. 4.250%, 7/25/22	39	39
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	50	50

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	$226	$226
Laureate Education, Inc. 5.000%, 6/15/18	109	91
Marina District Finance Co., Inc. 6.500%, 8/15/18	50	50
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	28	27
Staples, Inc. First Lien, 0.000%, 4/23/21(9)	131	130
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	77	64
U.S. Farathane Corp. 6.750%, 12/23/21	67	66

		994

Consumer Staples—0.4%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	129	128
Coty, Inc.
0.000%, 10/21/22(9)	44	44
3.750%, 10/27/22	22	22
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	170	169
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	152	151
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	105	105

		619

Energy—0.3%
Arch Coal, Inc. 6.250%, 5/16/18	182	82
Chelsea Petroleum I LLC 6.750%, 10/28/22	148	144
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	132	90
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	68
Seadrill Operating LP 4.000%, 2/21/21	102	43

		427

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83	83

Health Care—0.8%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	44	37
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	14	13
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	147	143

	PAR VALUE	VALUE
Health Care—(continued)
Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	$61	$60
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	88	87
Concentra, Inc. First Lien, Tranche B 5.500%, 6/1/22	11	11
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	52	50
Envision Healthcare Corp. Tranche B-2, 4.500%, 10/28/22	107	107
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	56	56
Horizon Pharma, Inc. 4.500%, 5/7/21	37	35
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	150	150
Med Impact Healthcare Systems, Inc. 5.750%, 10/27/22	113	111
MMM Holdings, Inc. 9.750%, 12/12/17(16)	50	33
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(16)	36	24
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	97	95
RCHP Tranche B-2, 6.000%, 4/23/19	153	146
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	123	122
Second Lien, 8.500%, 11/3/21	28	26
US Renal Care, Inc. 0.000%, 12/30/22(9)	63	63

		1,369

Industrials—0.4%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	69	63
DynCorp International, Inc. 6.250%, 7/7/16	73	70
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	37	36
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	105	101
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	120	120
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	210	191

		581

Information Technology—0.7%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	51	48
Blue Coat Systems, Inc. 4.500%, 5/20/22	37	36

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
Deltek, Inc. First Lien 5.000%, 6/25/22	$4		$4
First Data Corp.
3.918%, 3/23/18	253		250
4.168%, 7/8/22	212		209
Infinity Acquisition Ltd. 4.000%, 8/6/21	70		68
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	257		246
NXP BV (NXP Funding LLC) 3.750%, 12/7/20	99		99
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	111		109
Riverbed Technologies, Inc. 6.000%, 4/25/22	74		74

			1,143

Materials—0.2%
Anchor Glass Container Tranche B, 4.500%, 7/1/22	90		90
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	72		71
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	65		48
INEOS U.S. Finance LLC 4.250%, 3/31/22	11		11
Polyone Corp. 3.750%, 11/11/22	48		48

			268

Telecommunication Services—0.0%
T-Mobile USA, Inc. Second Lien, 3.500%, 11/9/22	71		71

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	33		33
NRG Energy, Inc. 2.750%, 7/1/18	144		141

			174

TOTAL LOAN AGREEMENTS (Identified Cost $6,159)			5,729

	SHARES		VALUE
PREFERRED STOCKS—1.2%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(10)	195

Financials—0.9%
Ally Financial, Inc. Series A, 8.500%(3)	6,485		167
Citigroup, Inc. Series J, 7.125%(3)	7,400		207
Citigroup, Inc. Series N, 5.800%(3)	200	(10)	199
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	130	(10)	129

	SHARES		VALUE
Financials—(continued)
JPMorgan Chase & Co. Series V, 5.000%(3)	160	(10)	$152
JPMorgan Chase & Co. Series Z, 5.300%(3)(6)(8)	35	(10)	35
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(10)	145
SunTrust Bank, Inc. 5.625%(3)(6)	55	(10)	55
Wells Fargo & Co. Series K, 7.980%(3)	165	(10)	172
Zions Bancorp 6.950%(3)	8,300		239
			1,500
Industrials—0.2%
General Electric Co. Series B, 4.000%(3)(8)	118	(10)	118
General Electric Co. Series C, 4.200%(3)(8)	109	(10)	108

			226

TOTAL PREFERRED STOCKS (Identified Cost $1,898)			1,921

COMMON STOCKS—63.5%
Consumer Discretionary—13.4%
Bridgestone Corp. ADR	50,790		868
Ctrip.Com International Ltd. ADR(2)	6,360		295
Five Below, Inc.(2)	47,000		1,509
Fuji Heavy Industries Ltd. ADR	16,810		1,386
Goodyear Tire & Rubber Co. (The)	45,000		1,470
Home Depot, Inc. (The)	11,000		1,455
Lear Corp.	13,000		1,597
Mattel, Inc.	28,000		761
McDonald’s Corp.	13,000		1,536
Mohawk Industries, Inc.(2)	8,000		1,515
RELX plc Sponsored ADR(11)	40,460		721
Royal Caribbean Cruises Ltd.	16,000		1,619
Sony Corp. Sponsored ADR	26,130		643
Target Corp.	21,000		1,525
Time Warner, Inc.	22,000		1,423
Toyota Motor Corp. Sponsored ADR	6,340		780
Under Armour, Inc. Class A(2)	18,000		1,451
WPP plc Sponsored ADR(11)	8,110		930

			21,484

Consumer Staples—2.3%
Archer-Daniels-Midland Co.	33,000		1,210
Marine Harvest ASA Sponsored ADR	58,190		767
PepsiCo, Inc.	16,000		1,599

			3,576

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—2.9%
Cameco Corp.	46,200	$570
Columbia Pipeline Partners LP	34,000	594
Continental Resources, Inc.(2)	23,000	528
Schlumberger Ltd.	13,000	907
Statoil ASA Sponsored ADR(11)	35,640	497
Valero Energy Corp.	22,000	1,556

		4,652

Financials—11.5%
Aegon NV American Registered Shares	112,710	639
Aviva plc Sponsored ADR(11)	51,860	789
BlackRock, Inc.	4,500	1,532
Credit Agricole S.A. ADR	121,190	710
Deutsche Bank AG(11)	25,410	614
Goldman Sachs Group, Inc. (The)	8,100	1,460
Intesa Sanpaolo Sponsored ADR	53,120	1,062
JPMorgan Chase & Co.	25,000	1,651
Lincoln National Corp.	27,000	1,357
Mitsubishi Estate Co. Ltd. ADR	37,120	770
ORIX Corp. Sponsored ADR	11,700	822
Progressive Corp. (The)	50,000	1,590
Prudential Financial, Inc.	19,000	1,547
Societe Generale SA Sponsored ADR	82,870	764
UBS Group AG(2)(11)	81,000	1,569
Wells Fargo & Co.	29,000	1,576

		18,452

Health Care—8.0%
Abbott Laboratories	33,000	1,482
Allergan plc(2)	4,460	1,394
Becton, Dickinson & Co.	10,000	1,541
Biogen, Inc.(2)	5,200	1,593
Gilead Sciences, Inc.	14,000	1,417
HCA Holdings, Inc.(2)	23,000	1,555
Shire plc ADR	4,100	841
Teva Pharmaceutical Industries Ltd. Sponsored ADR	11,980	786
UnitedHealth Group, Inc.	13,000	1,529
Valeant Pharmaceuticals International, Inc.(2)	7,020	714

		12,852

Industrials—6.6%
Airbus Group Se ADR	32,150	541
Alaska Air Group, Inc.	19,000	1,530
Boeing Co. (The)	11,000	1,591

	SHARES	VALUE
Industrials—(continued)
Danaher Corp.	17,000	$1,579
Nidec Corp. ADR	42,390	773
Southwest Airlines Co.	34,000	1,464
United Parcel Service, Inc. Class B	15,000	1,443
USG Corp.(2)	67,000	1,627

		10,548

Information Technology—13.2%
Alibaba Group Holding Ltd. ADR(2)	19,000	1,544
Alphabet, Inc. Class C(2)	2,406	1,826
Analog Devices, Inc.	27,000	1,494
Apple, Inc.	13,000	1,368
Avago Technologies Ltd.	5,410	785
Cisco Systems, Inc.	55,000	1,494
eBay, Inc.(2)	54,000	1,484
Facebook, Inc. Class A(2)	14,000	1,465
MasterCard, Inc. Class A	15,000	1,460
NXP Semiconductors NV(2)	10,900	918
Paychex, Inc.	30,000	1,587
QUALCOMM, Inc.	26,000	1,300
salesforce.com, Inc.(2)	20,000	1,568
SAP SE Sponsored ADR(11)	9,480	750
Tencent Holdings Ltd. ADR	28,050	550
Xilinx, Inc.	34,000	1,597

		21,190

Materials—1.9%
Alcoa, Inc.	80,000	790
CF Industries Holdings, Inc.	36,000	1,469
Nitto Denko Corp. ADR	22,330	817

		3,076

Telecommunication Services—3.3%
KDDI Corp., ADR	74,480	964
Nippon Telegraph & Telephone Corp. ADR	35,440	1,408
Spark New Zealand Ltd. Sponsored ADR	60,010	665
Verizon Communications, Inc.	35,000	1,618
Vodafone Group plc Sponsored ADR	19,970	644

		5,299

Utilities—0.4%
Veolia Environnement SA ADR	27,540	650

TOTAL COMMON STOCKS (Identified Cost $86,196)		101,779

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUND—1.1%
Virtus Credit Opportunities Fund(13)	177,261	$1,714

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,772)		1,714

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $148,201)		158,824

SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund—0.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	295,489	295

TOTAL SHORT-TERM INVESTMENT (Identified Cost $295)		295

SECURITIES LENDING COLLATERAL—3.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(14)	5,047,007	5,047

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $5,047)		5,047

TOTAL INVESTMENTS—102.4% (Identified Cost $153,543)		164,166	(1)
Other assets and liabilities, net—(2.4)%		(3,809)

NET ASSETS—100.0%		$160,357

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $22,889 or 14.3% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date.
(9)	This loan will settle after December 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (LIBOR) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	All or a portion of security is on loan.
(12)	100% of the income received was in cash.
(13)	This fund is a public fund and the prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.
(15)	Security in default.
(16)	Illiquid security.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	72%
Japan	5
United Kingdom	3
France	2
Netherlands	2
China	2
Canada	1
Other	13

Total	100%

† % of total investments as of December 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,919	$—	$2,919	$—
Corporate Bonds And Notes	30,933	—	30,933	—
Foreign Government Securities	2,676	—	2,676	—
Loan Agreements	5,729	—	5,560	169
Mortgage-Backed Securities	10,789	—	10,789	—
Municipal Bonds	46	—	46	—
U.S. Government Security	318	—	318	—
Equity Securities:
Affiliated Mutual Fund	1,714	1,714	—	—
Common Stocks	101,779	101,779	—	—
Preferred Stocks	1,921	613	1,308	—
Securities Lending Collateral	5,047	5,047	—	—
Short-Term Investment	295	295	—	—

Total Investments	$164,166	$109,448	$54,549	$169

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Loan Agreements
Balance as of March 31, 2015	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Purchases	—
Sales(b)	—
Transfers into Level 3(c)	169	(d)
Transfers from Level 3(c)	—

Balance as of December 31, 2015	$169

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)	Includes paydowns on securities.
(c)	“Transfers into and/or from” represent the ending value as of December 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The transfer is due to increase and/or decrease in trading activities at period end.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Options contracts

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

D. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2015, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Balanced Fund	$9,478	$9,714
Mid-Cap Core Fund	$1,350	$1,381
Mid-Cap Growth Fund	$2,066	$2,112
Quality Large-Cap Value Fund	$1,053	$1,075
Strategic Growth Fund	$4,797	$4,895
Tactical Allocation Fund	$4,926	$5,047

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

At December 31, 2015, the Funds did not hold any securities that were both illiquid and restricted.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

NOTE 3 — FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At December 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Balanced Fund	$480,863	$59,807	$(18,709)	$41,098
Contrarian Value Fund	245,978	79,310	(53,963)	25,347
Growth & Income Fund – Investments (Including Purchased Options)	151,386	1,565	(20)	1,545
Growth & Income Fund – Written Options	(461)	51	(19)	32
Mid-Cap Core Fund	29,456	2,891	(1,404)	1,487
Mid-Cap Growth Fund	70,127	24,112	(5,075)	19,037
Quality Large-Cap Value Fund	53,217	16,098	(1,342)	14,756
Quality Small-Cap Fund	167,934	66,055	(5,738)	60,317
Small-Cap Core Fund	234,997	73,469	(19,862)	53,607
Small-Cap Sustainable Growth Fund	139,174	35,683	(6,730)	28,953
Strategic Growth Fund	284,321	180,383	(10,877)	169,506
Tactical Allocation Fund	154,003	19,080	(8,917)	10,163

NOTE 4 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    2/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    2/26/16

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    2/26/16

* Print the name and title of each signing officer under his or her signature.